BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
BUSINESS COMBINATION
BUSINESS COMBINATION

On January 20, 2015, we acquired Golar’s 100% interest in the companies that own and operate the FSRU Golar Eskimo pursuant to a Purchase, Sale and Contribution Agreement entered into on December 22, 2014. The purchase consideration was $388.8 million less the assumed bank debt of $162.8 million. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Our board of directors (the "Board") and the Conflicts Committee of the Board (the "Conflicts Committee") approved the purchase price for this transaction. The Conflicts Committee retained a financial adviser to assist in the evaluation of this transaction.

Golar Eskimo

The details of the Golar Eskimo acquisition are as follows:

Golar Eskimo
(in thousands of $)	January 20, 2015
Purchase consideration (1)	226,010
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872
Intangible asset	95,520
Cash	298
Other assets and liabilities	150
Long-term debt	(162,830)
Subtotal	(226,010)
Difference between the purchase price and fair value of net assets acquired	—
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(1) The purchase consideration comprised the following:

(in thousands of $)	Golar Eskimo
Loan from Golar	220,000
Cash consideration paid to Golar	7,170
Purchase price adjustments	(1,160)
226,010

Revenue and profit contributions

In connection with the Golar Eskimo acquisition, we entered into an agreement with Golar pursuant to which Golar agreed to pay us an aggregate amount of $22.0 million starting in January 2015 and ending in June 2015 for the right to use the Golar Eskimo during that period. Under the agreement with Golar, the Golar Eskimo contributed revenues of $22.0 million and net income of $18.6 million to the financial results for the period from January 20, 2015 to December 31, 2015. We in return remitted to Golar $12.9 million of hire payments actually received with respect to the vessel during this period.

The table below shows our summarized consolidated pro forma annual financial information for the year ended December 31, 2015, giving effect to our acquisition of the Golar Eskimo as if it had taken place on January 1, 2015.

Unaudited
(in thousands of $, except per unit data)	2015
Revenues	435,573
Net income	163,022